                                              [ASSET MANAGEMENT FUND, INC. LOGO]
                                                 ASSET MANAGEMENT FUND, INC.

                                                      SEMI-ANNUAL REPORT
                                                        APRIL 30, 1998


[ASSET MANAGEMENT FUND, INC. LOGO]
   ASSET MANAGEMENT FUND, INC.
      111 EAST WACKER DRIVE
        CHICAGO, IL 60601

CHAIRMAN'S MESSAGE

June 8, 1998

Dear AMF Shareholder:

  The Directors and Officers of the Asset Management Fund, Inc. are pleased to send the Semi-Annual Report to Shareholders for the six months ending April 30, 1998.

  In the past six months rates have moved marginally lower with the majority of the decline taking place in the ten to thirty year sector of the yield curve.

  This further flattening of the yield curve, along with modestly lower rates, fostered a significant acceleration of mortgage prepayments, especially in the adjustable rate mortgage sector. Accordingly, the major focus of the AMF portfolio management team over the last six months has been to devise and effectuate strategies designed to offset the potentially negative impact of rapid prepayments.

  Over the past half-year the portfolios have, on average, been neutrally positioned from a duration prospective, as there has been scant reward for extending out farther along a flat yield curve. Although we remain bullish on the market over the long term, current uncertainties will continue to temper our enthusiasm for the ownership of longer duration securities until there is greater clarity as to the near term direction of the economy. Simply put: will the Fed tighten to quell the vigor of the domestic economy or will the turmoil in the Far East be sufficient to produce the long anticipated "soft landing" without Fed intervention?

  In our experience, we cannot recall when the battle lines have been so clearly drawn nor the risks of making the wrong decision so potentially impactual. Flexibility is the key to success and, as always, the AMF management team will endeavor to respond to changing market perceptions and conditions in a manner that is consistent with the objectives of our shareholders.

  We thank you for investing with the Asset Management Fund, Inc.

Sincerely,
RODGER D. SHAY

Rodger D. Shay
Chairman

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS....................................      97.2%
  Federal Home Loan Bank* -- weekly reset
       5.42%                                                          05/05/98   $ 5,500   $ 5,493,463
       5.54%                                                          05/06/98     8,000     8,000,000
                                                                                           -----------
                                                                                            13,493,463
  Freddie Mac -- discount notes
       5.45%                                                          05/01/98    21,000    21,000,000
  Student Loan Marketing Association* -- weekly reset
       5.55%                                                          05/05/98     2,000     2,000,000
       5.26%                                                          05/05/98     8,275     8,272,275
       5.26%                                                          05/05/98     5,000     4,996,649
                                                                                           -----------
                                                                                            15,268,924
                                                                                           -----------
     TOTAL AGENCY OBLIGATIONS
          (Cost $49,762,387)                                                                49,762,387
REPURCHASE AGREEMENT..................................       2.8%
  Lanston (Aubrey G.) & Co., Inc.
         5.50% (Agreement dated 04/30/98, to be
       repurchased at $1,448,221 on 05/01/98;
       collateralized by $1,441,000 U.S. Treasury
       Notes, 7.50%, due 10/31/99. The market value of
       the collateral is $1,533,764.)
          (Cost $1,448,000)                                           05/01/98     1,448     1,448,000
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES.......................     100.0%
          (Cost $51,210,387)**                                                              51,210,387
OTHER ASSETS IN EXCESS OF LIABILITIES.................       0.0%                                7,802
                                                                                           -----------
Net Assets applicable to 51,215,034 Shares of Common
  Stock issued and outstanding........................     100.0%                          $51,218,189
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($51,218,189 / 51,215,034)                                                               $1.00
                                                                                                ======

--------------------------------------------------------------------------------
 * Variable Rate Obligations -- The interest rate shown is the rate at April 30, 1998 and the maturity date shown represents the next interest rate readjustment date.

** Aggregate cost for Federal income tax purposes is identical.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                    PAR
                                                         ASSETS      MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.............        9.6%
  Pass Throughs
       Freddie Mac
       5.50%                                                         05/01/03    $ 5,800    $  5,702,125
       6.00%                                                         04/01/05      5,045       5,015,445
                                                                                            ------------
     TOTAL FIXED RATE MORTGAGE-
       RELATED SECURITIES
          (Cost $10,752,751)                                                                  10,717,570
U.S. TREASURY OBLIGATIONS..........................       81.0%
  U.S. Treasury Notes
       6.000%                                                        05/31/98     15,000      15,011,719
       6.375%                                                        05/15/99      7,000       7,055,781
       7.125%                                                        09/30/99     15,000      15,311,719
       7.750%                                                        11/30/99     15,000      15,482,813
       6.375%                                                        05/15/00      6,000       6,088,125
       6.125%                                                        07/31/00      5,000       5,053,906
       6.000%                                                        08/15/00      9,000       9,074,531
       6.500%                                                        08/31/01      8,000       8,203,750
       6.625%                                                        04/30/02      6,000       6,208,125
       6.500%                                                        05/31/02      3,000       3,092,344
                                                                                            ------------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $89,006,769)                                                                  90,582,813
AGENCY OBLIGATION..................................        4.5%
  Freddie Mac -- discount notes
       5.45%
          (Cost $5,000,000)                                          05/01/98      5,000       5,000,000
--------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                    PAR
                                                         ASSETS      MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT...............................        9.0%
  Lanston (Aubrey G.) & Co., Inc.
       5.50% (Agreement dated 04/30/98, to be
     repurchased at $10,051,535 on 05/01/98;
     collateralized by $9,298,000 U.S. Treasury
     Notes, 8.50%, due 11/15/00. The market value
     of the collateral is $10,290,215.)
          (Cost $10,050,000)                                         05/01/98    $10,050    $ 10,050,000
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES....................      104.1%
          (Cost $114,809,520)*                                                               116,350,383
LIABILITIES IN EXCESS OF OTHER ASSETS..............       (4.1%)                              (4,547,076)
                                                                                            ------------
Net Assets applicable to 10,629,764 Shares of
  Common Stock issued and outstanding..............      100.0%                             $111,803,307
                                                                                            ============
Net Asset Value, offering and redemption price per
  share ($111,803,307 / 10,629,764)                                                               $10.52
                                                                                            ============

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $114,811,703. At April 30, 1998, the net and gross unrealized appreciation for tax purposes for all securities is $1,538,680.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.........     66.7%
Treasury Based ARMS..................................     20.4%
  Fannie Mae
       7.72%                                                        03/01/27    $13,830    $ 14,253,364
  Freddie Mac
       7.61%                                                        05/01/23     10,294      10,629,013
       7.80%                                                        04/01/24     10,738      11,020,194
       7.59%                                                        03/01/25     13,552      13,958,696
  Chase 1990-EA1
       7.24%                                                        11/25/20     13,076      13,145,960
  Citicorp 1992-18 CL A-1
       7.15%                                                        10/25/22     38,885      40,124,754
  CMC Securities Corp. 1993-2H A1
       7.48%                                                        09/25/23     17,589      17,732,038
  Fund America 1993A CL A-1
       7.50%                                                        06/25/23     15,433      16,002,509
  Housing Securities, Inc. 1992 SL-1 CL A-1
       7.98%                                                        05/25/16     23,291      24,549,751
  Resolution Trust Corp. Series 1995-2 A-3
       6.92%                                                        05/25/29     19,171      19,613,837
                                                                                           ------------
          (Cost $178,254,184)                                                               181,030,116
Certificates of Deposit Based ARMS...................      6.8%
  Fannie Mae
       7.19%                                                        01/01/22      8,470       8,692,544
       7.05%                                                        10/01/22      8,966       9,201,000
       7.22%                                                        12/01/22     11,791      12,100,554
       7.52%                                                        02/01/23      5,918       6,119,233
       7.21%                                                        09/01/23     11,356      11,654,003
  Sears Mortgage 1992-16
       7.43%                                                        10/25/22     12,361      12,484,843
                                                                                           ------------
          (Cost $59,359,736)                                                                 60,252,177
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
London Interbank Offering Rate (LIBOR)
  Based ARMS.........................................     24.6%
  Fannie Mae
       6.25%                                                        06/25/19    $ 7,957    $  8,002,030
       6.05%                                                        11/25/23     30,796      30,949,665
       6.03%                                                        05/18/28     10,516      10,538,503
  Freddie Mac
       7.81%                                                        02/01/26     20,877      21,548,642
       6.33%                                                        02/15/26     11,625      11,726,625
       7.68%                                                        05/01/26     12,476      12,830,757
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-6
       7.33%                                                        07/25/22     36,427      37,348,969
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-9
       7.21%                                                        10/25/22     38,183      39,149,667
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1994-5
       7.89%                                                        04/25/24      6,315       6,403,621
  Morserv Inc. 1996-2 1A1
       6.53%                                                        11/25/26     30,259      30,655,740
  Residential Funding Mortgage Securities 1996-S23
       6.15%                                                        11/25/26      8,927       8,938,472
                                                                                           ------------
          (Cost $215,956,952)                                                               218,092,691
Cost of Funds Index Based ARMS.......................     14.9%
  Fannie Mae
       5.94%                                                        02/25/08     12,980      12,825,750
       5.89%                                                        06/25/12      4,000       3,940,000
       5.77%                                                        08/25/20     10,000       9,943,750
       6.21%                                                        07/01/28     10,982      11,036,898
       6.24%                                                        08/01/29     26,262      26,392,981
       6.24%                                                        10/01/32      9,930       9,988,492
       6.20%                                                        05/01/36     33,021      33,186,539
  Freddie Mac
       5.88%                                                        02/15/24      9,245       9,129,335
  Resolution Trust Corp. Series 1992-8 A-4
       6.83%                                                        03/25/21     15,275      15,284,513
                                                                                           ------------
               (Cost $131,402,954)                                                          131,728,258
                                                                                           ------------
          TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
            SECURITIES
               (Cost $584,973,826)                                                          591,103,242
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES...............     20.9%
Collateralized Mortgage Obligations
  Fannie Mae
       6.50%                                                        10/25/04    $ 8,625    $  8,642,725
       5.75%                                                        06/25/06      8,579       8,540,203
       6.00%                                                        12/25/15     10,000       9,979,688
       6.50%                                                        01/25/19     10,000      10,073,438
  Freddie Mac
       6.50%                                                        01/15/04     17,300      17,340,547
       6.25%                                                        08/17/12     10,000      10,023,438
       6.25%                                                        02/15/13     21,524      21,550,524
       6.00%                                                        03/15/14     15,813      15,805,885
       5.25%                                                        01/15/16      5,573       5,552,540
  ABN Amro Mortgage Corp. 1998-1 A3
       7.00%                                                        04/25/28     14,140      14,160,257
  Prudential Home Mortgage Services 1996-4
       6.50%                                                        04/25/26     14,877      14,844,166
  Prudential Home Mortgage Services 1996-6
       6.00%                                                        05/25/26      9,922       9,899,112
  Residential Funding Mortgage Securities 1993-S36
       6.25%                                                        10/25/08     11,360      11,338,632
  Residential Funding Mortgage Securities 1994-S9
       6.50%                                                        03/25/24      3,509       3,500,608
Pass Throughs
  Freddie Mac
       7.00%                                                        03/01/12      8,890       9,059,719
       8.00%                                                        06/01/14      4,608       4,721,095
       9.25%                                                        01/01/17      5,609       6,044,567
      10.50%                                                        12/01/20      3,359       3,725,857
                                                                                           ------------
          TOTAL FIXED RATE MORTGAGE-RELATED
            SECURITIES
               (Cost $183,483,791)                                                          184,803,001
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................      9.0%
  Freddie Mac -- discount notes
       5.45%                                                        05/01/98    $70,000    $ 70,000,000
  Federal Home Loan Bank
       6.46%                                                        09/26/03      5,000       4,991,406
       6.34%                                                        10/09/03      5,000       4,980,469
                                                                                           ------------
       (Cost $80,000,000)                                                                    79,971,875
REPURCHASE AGREEMENT.................................      3.1%
  Lanston (Aubrey G.) & Co., Inc.
       5.50% (Agreement dated 04/30/98, to be
     repurchased at $27,012,126 on 05/01/98;
     collateralized by $24,272,000 U.S. Treasury
     Bonds, 7.125%, due 02/15/23. The market value of
     the collateral is $27,990,452.)
       (Cost $27,008,000)                                           05/01/98     27,008      27,008,000
                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES......................     99.7%
       (Cost $875,465,617)**                                                                882,886,118
OTHER ASSETS IN EXCESS OF LIABILITIES................      0.3%                               2,734,160
                                                                                           ------------
Net Assets applicable to 88,900,793 Shares of Common
  Stock issued and outstanding.......................    100.0%                            $885,620,278
                                                                                           ============
Net Asset Value, offering and redemption price per
  share ($885,620,278 / 88,900,793)                                                               $9.96
                                                                                           ============

--------------------------------------------------------------------------------

 * The interest rates shown are the rates at April 30, 1998.

** Aggregate cost for Federal income tax purposes is identical. At April 30, 1998, the net unrealized appreciation for tax purposes for all securities of $7,420,501 consists of gross unrealized appreciation of $7,812,555 and gross unrealized depreciation of ($392,054).

   See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES................      89.5%
Pass Throughs
  Fannie Mae
       6.50%                                                          05/01/08   $ 8,177   $ 8,233,566
       7.00%                                                          04/01/12     2,282     2,313,070
                                                                                           -----------
                                                                                            10,546,636
  Freddie Mac Gold
       6.00%, due 04/01/05                                                         5,046     5,015,696
       7.50%, due 01/01/10 to 07/01/11                                            22,998    23,681,000
       6.50%, due 02/01/12 to 10/01/12                                            25,367    25,502,252
       6.00%, due 02/01/13                                                         4,918     4,854,679
       7.00%, due 02/01/13                                                         4,884     4,977,299
       6.00%, due 03/01/13                                                         5,033     4,968,300
                                                                                           -----------
                                                                                            68,999,226
ABN Amro Mortgage Corp. 1998-1 IA3
       7.00%                                                          04/25/28     3,771     3,776,068
                                                                                           -----------
     TOTAL FIXED RATE MORTGAGE-
       RELATED SECURITIES
          (Cost $81,769,216)                                                                83,321,930
U.S. TREASURY OBLIGATION..............................       3.4%
  U.S. Treasury Note
       6.625%
          (Cost $3,088,165)                                           05/15/07     3,000     3,180,469
------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT..................................       7.0%
  Lanston (Aubrey G.) & Co., Inc.
       5.50% (Agreement dated 04/30/98, to be
     repurchased at $6,487,991 on 05/01/98;
     collateralized by $6,568,000 U.S. Treasury Notes,
     5.375%, due 01/31/00. The market value of the
     collateral is $6,631,140.)
          (Cost $6,487,000)                                           05/01/98   $ 6,487   $ 6,487,000
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES.......................      99.9%
          (Cost $91,344,381)*                                                               92,989,399
OTHER ASSETS IN EXCESS OF LIABILITIES.................       0.1%                               77,936
                                                                                           -----------
Net Assets applicable to 9,702,544 Shares of Common
  Stock issued and outstanding........................     100.0%                          $93,067,335
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($93,067,335 / 9,702,544)                                                                $9.59
                                                                                                ======

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is identical. At April 30, 1998, the net and gross unrealized appreciation for tax purposes for all securities is $1,645,018.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.................     83.3%
  Freddie Mac
      6.00%                                                           04/01/05   $10,091   $10,031,392
      6.00%                                                           03/01/13     4,917     4,853,853
      6.00%                                                           04/01/13     4,990     4,926,066
                                                                                           -----------
                                                                                            19,811,311
  Government National Mortgage Association
      9.00%, due 11/15/04 to 10/15/21                                              4,464     4,821,655
     10.00%, due 03/15/19                                                            649       716,174
      7.50%, due 02/15/24                                                         12,474    12,836,556
      8.50%, due 06/15/24                                                          2,435     2,568,445
      7.00%, due 04/15/27                                                         14,946    15,127,723
      7.50%, due 06/15/27                                                          4,784     4,914,107
                                                                                           -----------
                                                                                            40,984,660
                                                                                           -----------
     TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
          (Cost $58,404,354)                                                                60,795,971
U.S. TREASURY OBLIGATIONS..............................      4.3%
  U.S. Treasury Note
     6.250%                                                           08/31/02     2,000     2,042,500
  U.S. Treasury Bond
     6.625%                                                           02/15/07     1,000     1,082,969
                                                                                           -----------
     TOTAL U. S. TREASURY OBLIGATIONS
          (Cost $3,026,140)                                                                  3,125,469
------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATION......................................      6.9%
  Freddie Mac -- discount notes
      5.45%
          (Cost $5,000,000)                                           05/01/98   $ 5,000   $ 5,000,000
REPURCHASE AGREEMENT...................................      5.5%
  Lanston (Aubrey G.) & Co., Inc.
      5.50% (Agreement dated 04/30/98, to be
     repurchased at $3,973,607 on 05/01/98;
     collateralized by $3,988,000 U.S. Treasury Notes,
     5.625%, due 12/31/99. The market value of the
     collateral is $4,063,159.)
          (Cost $3,973,000)                                           05/01/98     3,973     3,973,000
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES........................    100.0%
          (Cost $70,403,494)*                                                               72,894,440
LIABILITIES IN EXCESS OF OTHER ASSETS..................      0.0%                               (8,439)
                                                                                           -----------
Net Assets applicable to 6,845,952 Shares of Common
  Stock issued and outstanding.........................    100.0%                          $72,886,001
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($72,886,001 / 6,845,952)                                                               $10.65
                                                                                               =======

--------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is identical. At April 30, 1998, the net and gross unrealized appreciation for tax purposes for all securities is $2,490,946.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                                  U.S.
                                                  SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                       MONEY      GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                       MARKET     SECURITIES        (ARM)        SECURITIES    SECURITIES
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income..............   $1,520,977   $ 3,482,202    $25,507,437    $ 2,925,262    $2,204,240
                                     ----------   -----------    -----------    -----------    ----------
     Operating expenses:
       Investment advisory fee....       41,031       136,037      1,809,144        150,862        75,882
       Distribution fee...........       41,031        81,622      1,005,080         64,655        45,529
       Administration fee.........       10,013        19,960        145,719         15,660        11,007
       Custodian fee..............        6,873        13,469         81,027         11,008        15,503
       Directors' fees............        2,276         5,150         29,784          3,490         2,310
       Transfer agent fee.........        2,025           588         11,910            618           910
       Legal......................        1,393         3,693         16,979          1,822         1,302
       Audit......................        2,520         4,616         26,937          3,224         2,167
       Other......................        2,809         5,048         27,690          3,436         5,287
                                     ----------   -----------    -----------    -----------    ----------
                                        109,971       270,183      3,154,270        254,775       159,897
       Fee waivers................      (41,031)          -0-     (1,206,096)       (43,103)          -0-
                                     ----------   -----------    -----------    -----------    ----------
          Total expenses..........       68,940       270,183      1,948,174        211,672       159,897
                                     ----------   -----------    -----------    -----------    ----------
          Net investment income...    1,452,037     3,212,019     23,559,263      2,713,590     2,044,343
                                     ----------   -----------    -----------    -----------    ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Net realized gain (loss).....        3,155       114,946       (510,611)       237,704        13,339
     Net change in unrealized
       appreciation/depreciation
       of investments.............          -0-      (410,430)    (2,037,953)      (312,867)     (134,773)
                                     ----------   -----------    -----------    -----------    ----------
          Net gain (loss) on
            investments...........        3,155      (295,484)    (2,548,564)       (75,163)     (121,434)
                                     ----------   -----------    -----------    -----------    ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......   $1,455,192   $ 2,916,535    $21,010,699    $ 2,638,427    $1,922,909
                                     ==========   ===========    ===========    ===========    ==========
---------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------
                                                 MONEY MARKET                   SHORT U.S. GOVERNMENT
                                       -----------PORTFOLIO---------------------SECURITIES-PORTFOLIO------
                                       SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 1998     OCTOBER 31,      APRIL 30, 1998    OCTOBER 31,
                                         (UNAUDITED)          1997           (UNAUDITED)          1997
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income...........   $   1,452,037     $   2,846,374      $  3,212,019     $  8,100,472
     Net realized gain (loss)........           3,155               -0-           114,946          278,080
     Net change in unrealized
       appreciation/depreciation of
       investments...................             -0-               -0-          (410,430)        (885,159)
                                        -------------     -------------      ------------     ------------
Net increase in net assets resulting
  from operations....................       1,455,192         2,846,374         2,916,535        7,493,393
                                        -------------     -------------      ------------     ------------
  Dividends paid to stockholders:
     From net investment income......      (1,452,037)       (2,846,374)       (3,212,019)      (8,100,472)
     In excess of net investment
       income........................             -0-               -0-               -0-              -0-
     From net realized capital
       gains.........................             -0-               -0-               -0-              -0-
                                        -------------     -------------      ------------     ------------
       Total dividends paid to
          stockholders...............      (1,452,037)       (2,846,374)       (3,212,019)      (8,100,472)
                                        -------------     -------------      ------------     ------------
  Capital share transactions:
     Proceeds from sale of shares....     276,316,042       486,765,190        13,560,010       19,652,214
     Shares issued to stockholders in
       reinvestment of dividends.....       1,199,813         2,693,813         2,067,433        5,022,539
     Cost of shares repurchased......    (274,404,891)     (510,838,655)      (15,832,344)     (88,655,596)
                                        -------------     -------------      ------------     ------------
       Net increase (decrease) in net
          assets from capital share
          transactions...............       3,110,964       (21,379,652)         (204,901)     (63,980,843)
                                        -------------     -------------      ------------     ------------
       Total increase (decrease) in
          net assets.................       3,114,119       (21,379,652)         (500,385)     (64,587,922)
Net Assets:
  Beginning of period................      48,104,070        69,483,722       112,303,692      176,891,614
                                        -------------     -------------      ------------     ------------
  End of period......................   $  51,218,189     $  48,104,070      $111,803,307     $112,303,692
                                        =============     =============      ============     ============
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
          ADJUSTABLE RATE                   INTERMEDIATE MORTGAGE                 U.S. GOVERNMENT
      MORTGAGE (ARM) PORTFOLIO               SECURITIES PORTFOLIO          MORTGAGE SECURITIES PORTFOLIO
------------------------------------     ------------------------------     -----------------------------
    SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
     APRIL 30, 1998     OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,     APRIL 30, 1998    OCTOBER 31,
      (UNAUDITED)          1997          (UNAUDITED)          1997          (UNAUDITED)          1997
---------------------------------------------------------------------------------------------------------
     $  23,559,263     $  43,701,797     $ 2,713,590      $   5,583,888     $ 2,044,343      $  3,842,799
          (510,611)          184,116         237,704            595,694          13,339           (38,770)

        (2,037,953)        2,696,420        (312,867)           172,901        (134,773)          853,710
     -------------     -------------     -----------      -------------     -----------      ------------
        21,010,699        46,582,333       2,638,427          6,352,483       1,922,909         4,657,739
     -------------     -------------     -----------      -------------     -----------      ------------
       (23,380,530)      (43,701,797)     (2,713,590)        (5,583,888)     (2,044,343)       (3,842,799)
               -0-               -0-        (278,437)               -0-        (123,034)              -0-
               -0-               -0-             -0-                -0-             -0-               -0-
     -------------     -------------     -----------      -------------     -----------      ------------
       (23,380,530)      (43,701,797)     (2,992,027)        (5,583,888)     (2,167,377)       (3,842,799)
     -------------     -------------     -----------      -------------     -----------      ------------
       332,046,822       369,577,662      14,611,707          3,564,826      21,075,000         1,000,000
        13,547,327        22,808,370       1,368,799          2,421,791       1,069,901         1,756,929
      (208,938,244)     (439,948,534)       (541,701)       (21,062,258)     (2,586,554)       (7,266,534)
     -------------     -------------     -----------      -------------     -----------      ------------

       136,655,905       (47,562,502)     15,438,805        (15,075,641)     19,558,347        (4,509,605)
     -------------     -------------     -----------      -------------     -----------      ------------
       134,286,074       (44,681,966)     15,085,205        (14,307,046)     19,313,879        (3,694,665)
       751,334,204       796,016,170      77,982,130         92,289,176      53,572,122        57,266,787
     -------------     -------------     -----------      -------------     -----------      ------------
     $ 885,620,278     $ 751,334,204     $93,067,335      $  77,982,130     $72,886,001      $ 53,572,122
     =============     =============     ===========      =============     ===========      ============
---------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                         SIX MONTHS
                                           ENDED                       YEAR ENDED OCTOBER 31,
                                       APRIL 30, 1998    --------------------------------------------------
                                        (UNAUDITED)       1997       1996       1995      1994       1993
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.............................     $  1.00        $  1.00    $  1.00    $  1.00   $  1.00   $   1.00
                                          -------        -------    -------    -------   -------   --------
Income from investment operations:
-------------------------------------
  Net investment income..............       .0300          .0513      .0516      .0547     .0346      .0277
  Net realized and unrealized gain
     (loss) on investments...........         -0-            -0-        -0-        -0-       -0-        -0-
                                          -------        -------    -------    -------   -------   --------
       Total from investment
          operations.................       .0300          .0513      .0516      .0547     .0346      .0277
                                          -------        -------    -------    -------   -------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income......      (.0300)        (.0513)    (.0516)    (.0547)   (.0346)    (.0277)
     From net realized gains.........         -0-            -0-        -0-        -0-       -0-        -0-
                                          -------        -------    -------    -------   -------   --------
       Total distributions to
          stockholders...............      (.0300)        (.0513)    (.0516)    (.0547)   (.0346)    (.0277)
                                          -------        -------    -------    -------   -------   --------
Net asset value, end of period.......     $  1.00        $  1.00    $  1.00    $  1.00   $  1.00   $   1.00
                                          =======        =======    =======    =======   =======   ========
Total return.........................       2.66%          5.25%      5.29%      5.60%     3.51%      2.80%
Ratios/Supplemental data:
-----------------------------
  Net assets, end of period (in
     000's)..........................     $51,218        $48,104    $69,484    $36,869   $82,969   $107,924
  Ratio of expenses to average net
     assets..........................       0.25%(1)(2)     0.26(1)    0.24(1)   0.24%(1)   0.40%(1)    0.40%
  Ratio of net investment income to
     average net assets..............       5.31%(2)       5.14%      5.15%      5.40%     3.34%      2.77%
-----------------------------------------------------------------------------------------------------------

(1) Without fee waivers for the Money Market Portfolio for the six months ended April 30, 1998 and the years ended October 31, 1997, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .40% (annualized), .41%, .39%, .39%, and .42%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED                       YEAR ENDED OCTOBER 31,
                                     APRIL 30, 1998   ----------------------------------------------------
                                      (UNAUDITED)       1997       1996       1995       1994       1993
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.............................    $  10.55      $  10.56   $  10.68   $  10.45   $  10.89   $  10.85
                                        --------      --------   --------   --------   --------   --------
Income from investment operations:
----------------------------------
  Net investment income.............       .3084         .6273      .6370      .6746      .5396      .6155
  Net realized and unrealized gain
   (loss) on investments............      (.0300)       (.0100)    (.1200)     .2300     (.4400)     .0400
                                        --------      --------   --------   --------   --------   --------
       Total from investment
          operations................       .2784         .6173      .5170      .9046      .0996      .6555
                                        --------      --------   --------   --------   --------   --------
Less distributions:
-------------------
  Dividends paid to stockholders:
     From net investment income.....      (.3084)       (.6273)    (.6370)    (.6746)    (.5396)    (.6155)
     From net realized gains........         -0-           -0-        -0-        -0-        -0-        -0-
                                        --------      --------   --------   --------   --------   --------
       Total distributions to
          stockholders..............      (.3084)       (.6273)    (.6370)    (.6746)    (.5396)    (.6155)
                                        --------      --------   --------   --------   --------   --------
Net asset value, end of period......    $  10.52      $  10.55   $  10.56   $  10.68   $  10.45   $  10.89
                                        ========      ========   ========   ========   ========   ========
Total return........................       2.67%         6.04%      4.99%      8.94%      0.95%      6.19%
Ratios/Supplemental data:
-------------------------
  Net assets, end of period
   (in 000's).......................    $111,803      $112,304   $176,892   $167,343   $179,740   $235,705
  Ratio of expenses to average net
   assets...........................       0.50%(1)      0.50%      0.48%      0.49%      0.47%      0.48%
  Ratio of net investment income to
   average net assets...............       5.90%(1)      5.97%      6.02%      6.42%      5.04%      5.65%
  Portfolio turnover rate...........         62%           75%        69%       112%       195%       110%

--------------------------------------------------------------------------------
(1) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                  SIX MONTHS
                                    ENDED                              YEAR ENDED OCTOBER 31,
                                APRIL 30, 1998    ----------------------------------------------------------------
                                 (UNAUDITED)        1997         1996          1995          1994          1993
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.......................    $   9.99       $   9.95    $     9.94    $     9.78    $    10.02    $     9.98
                                   --------       --------    ----------    ----------    ----------    ----------
Income from investment operations:
------------------------------------
  Net investment income........       .2890          .6036         .5958         .6035         .4396         .4267
  Net realized and unrealized
    gain (loss) on
    investments................      (.0320)         .0400         .0100         .1600        (.2400)        .0386
                                   --------       --------    ----------    ----------    ----------    ----------
      Total from investment
         operations............       .2570          .6436         .6058         .7635         .1996         .4653
                                   --------       --------    ----------    ----------    ----------    ----------
Less distributions:
------------------
  Dividends paid to
    stockholders:
    From net investment
      income...................      (.2870)        (.6036)       (.5958)       (.6035)       (.4396)       (.4253)
    From net realized gains....         -0-            -0-           -0-           -0-           -0-           -0-
                                   --------       --------    ----------    ----------    ----------    ----------
      Total distributions to
         stockholders..........      (.2870)        (.6036)       (.5958)       (.6035)       (.4396)       (.4253)
                                   --------       --------    ----------    ----------    ----------    ----------
Net asset value, end of
  period.......................    $   9.96       $   9.99    $     9.95    $     9.94    $     9.78    $    10.02
                                   ========       ========    ==========    ==========    ==========    ==========
Total return...................       2.54%          6.65%         6.27%         8.02%         2.04%         4.76%
Ratios/Supplemental data:
  Net assets, end of period (in
    000's).....................    $885,620       $751,334    $  796,016    $  891,538    $1,045,914    $1,572,311
  Ratio of expenses to average
    net assets.................       0.48%(1)(2)    0.49%(1)      0.47%(1)      0.48%(1)      0.47%(1)      0.46%(1)
  Ratio of net investment
    income to average net
    assets.....................       5.86%(2)       6.07%         6.01%         6.12%         4.40%         4.34%
  Portfolio turnover rate......         32%            74%           60%           68%           65%           30%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Adjustable Rate Mortgage (ARM) Portfolio for the six months ended April 30, 1998 and the years ended October 31, 1997, 1996, 1995, 1994, and 1993, the ratios of expenses to average net assets would have been .78% (annualized), .79% , .77%, .78%, .76%, and .76%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                        SIX MONTHS
                                          ENDED                      YEAR ENDED OCTOBER 31,
                                      APRIL 30, 1998   --------------------------------------------------
                                       (UNAUDITED)      1997      1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period............................     $  9.62       $  9.52   $  9.68   $   9.34   $  10.00   $   9.80
                                         -------       -------   -------   --------   --------   --------
Income from investment operations:
------------------------------------
  Net investment income.............       .3000         .6245     .6101      .6211      .5407      .5982
  Net realized and unrealized gain
   (loss) on investments............       .0041         .1000    (.1600)     .3400     (.6600)     .1987
                                         -------       -------   -------   --------   --------   --------
     Total from investment
       operations...................       .3041         .7245     .4501      .9611     (.1193)     .7969
                                         -------       -------   -------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income.....      (.3000)       (.6245)   (.6101)    (.6211)    (.5407)    (.5969)
     In excess of net investment
      income........................      (.0341)          -0-       -0-        -0-        -0-        -0-
     From net realized gains........         -0-           -0-       -0-        -0-        -0-        -0-
                                         -------       -------   -------   --------   --------   --------
       Total distributions to
        stockholders................      (.3341)       (.6245)   (.6101)    (.6211)    (.5407)    (.5969)
                                         -------       -------   -------   --------   --------   --------
Net asset value, end of period......     $  9.59       $  9.62   $  9.52   $   9.68   $   9.34   $  10.00
                                         =======       =======   =======   ========   ========   ========
Total return........................       3.21%         7.90%     4.82%     10.63%     (1.18%)     8.33%
Ratios/Supplemental data:
------------------------------
  Net assets, end of period (in
     000's).........................     $93,067       $77,982   $92,289   $187,087   $213,427   $218,032
  Ratio of expenses to average net
     assets.........................       0.49%(1)(2)   0.49%(1)  0.44%(1)   0.38%(1)   0.39%(1)   0.37%(1)
  Ratio of net investment income to
     average net assets.............       6.30%(2)      6.58%     6.38%      6.55%      5.61%      5.94%
  Portfolio turnover rate...........         85%          120%      133%       133%       358%       106%
---------------------------------------------------------------------------------------------------------

(1) Without fee waivers for the Intermediate Mortgage Securities Portfolio for the six months ended April 30, 1998 and the years ended October 31, 1997, 1996, 1995, 1994, and 1993, the ratios of expenses to average net assets would have been .59% (annualized), .59%, .58%, .58%, .59%, and .57%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                    YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998   -----------------------------------------------
                                           (UNAUDITED)      1997      1996      1995      1994      1993
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....    $ 10.67       $ 10.51   $ 10.68   $ 10.23   $ 11.28   $ 11.26
                                             -------       -------   -------   -------   -------   -------
Income from investment operations:
  Net investment income..................      .3567         .7344     .7479     .7703     .7296     .8306
  Net realized and unrealized gain (loss)
   on investments........................      .0057         .1600    (.1700)    .4500    (.9300)    .0195
                                             -------       -------   -------   -------   -------   -------
       Total from investment
          operations.....................      .3624         .8944     .5779    1.2203    (.2004)    .8501
                                             -------       -------   -------   -------   -------   -------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..........     (.3567)       (.7344)   (.7479)   (.7703)   (.7296)   (.8301)
     In excess of net investment
       income............................     (.0257)          -0-       -0-       -0-       -0-       -0-
     From net realized gains.............        -0-           -0-       -0-       -0-    (.1200)      -0-
                                             -------       -------   -------   -------   -------   -------
       Total distributions to
          stockholders...................     (.3824)       (.7344)   (.7479)   (.7703)   (.8496)   (.8301)
                                             -------       -------   -------   -------   -------   -------
Net asset value, end of period...........    $ 10.65       $ 10.67   $ 10.51   $ 10.68   $ 10.23   $ 11.28
                                             =======       =======   =======   =======   =======   =======
Total return.............................      3.45%         8.87%     5.63%    12.37%    (1.82%)    7.76%
Ratios/Supplemental data:
  Net assets, end of period (in 000's)...    $72,886       $53,572   $57,267   $62,258   $60,613   $92,994
  Ratio of expenses to average net
     assets..............................      0.53%(1)      0.53%     0.52%     0.53%     0.51%     0.51%
  Ratio of net investment income to
   average net assets....................      6.74%(1)      7.01%     7.10%     7.39%     6.81%     7.32%
  Portfolio turnover rate................        99%          135%      165%      177%      376%      187%

--------------------------------------------------------------------------------
(1) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund, Inc. (the "Fund") consists of five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio.

A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Portfolio securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Directors. Short-term instruments maturing within 60 days of the valuation date are valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Effective December 8, 1997, Shay Assets Management, Inc. (Adviser) (SAMI) became the

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), both of which are controlled by Rodger D. Shay, the Chairman of the Board of Directors of the Fund. Prior to December 8, 1997, the investment adviser was Shay Assets Management Co. (SAMC), a general partnership that consisted of two general partners, SAMI and ACB Assets Management, Inc. (ACBAM). ACBAM is an indirect wholly-owned subsidiary of America's Community Bankers.

  On December 8, 1997, SAMI purchased ACBAM's 50% interest in SAMC; SAMC was dissolved and its business (including investment advisory functions to the Fund), assets, and liabilities were transferred to SAMI. In anticipation of this transaction, the shareholders of the Fund approved a new investment advisory agreement between the Fund and the Adviser on October 31, 1997. The terms of the new investment advisory agreement, including the duties, obligations, and compensation of the investment adviser, are substantially the same as those in the prior investment advisory agreement between the Fund and SAMC.

  SAMI and SISI paid all of the costs incurred by the Fund in connection with the above transaction, including preparation and distribution of proxy materials to shareholders, meetings of the Fund's shareholders and Board of Directors, legal fees, and other fees and expenses.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser voluntarily waived 100% of its fee for the six months ended April 30, 1998. The waiver amounted to $41,031.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the six months ended April 30, 1998. The waiver amounted to $804,064.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the six months ended April 30, 1998. The waiver amounted to $43,103.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Effective December 8, 1997, Shay Financial Services, Inc. (Distributor) (SFSI) became the distributor to the Fund. The Distributor is a wholly-owned subsidiary of SISI, both of which are controlled by Rodger D. Shay, the Chairman of the Board of Directors of the Fund. Prior to December 8, 1997, the distributor was Shay Financial Services Co. (SFSC), a general partnership that consisted of two general partners, SFSI and ACB Securities, Inc. (ACBS). ACBS is an indirect wholly-owned subsidiary of America's Community Bankers.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

  On December 8, 1997, SFSI purchased ACBS' 50% interest in SFSC; SFSC was dissolved and its business (including distribution functions to the Fund), assets, and liabilities were transferred to SFSI.

  As compensation for distribution services, the Fund pays a distribution fee monthly based upon an annual percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the six months ended April 30, 1998. The waiver amounted to $402,032.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first 500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------

C. The Fund is authorized to issue 6 billion shares of common stock, par value $.001 per share, of which 4 billion shares are of the Money Market Portfolio and 500 million shares are of each of the other four Portfolios. On April 30, 1998, six stockholders held approximately 45% of the outstanding shares of the Money Market Portfolio, four stockholders held approximately 28% of the outstanding shares of the Short U.S. Government Securities Portfolio, one stockholder held approximately 6% of the outstanding shares of the Adjustable Rate Mortgage (ARM) Portfolio, seven stockholders held approximately 67% of the outstanding shares the Intermediate Mortgage Securities Portfolio, and six stockholders held approximately 72% of the outstanding shares of the U.S. Government Mortgage Securities Portfolio. As of April 30, 1998, one of the directors had, through the institutions he serves as officer, voting power over approximately two percent of the shares of the Money Market Portfolio. Transactions in shares of the Fund for the six months ended April 30, 1998 and the year ended October 31, 1997 were as follows:

--------------------------------------------------------------------------------

                                               MONEY MARKET                       SHORT U.S. GOVERNMENT
                                                 PORTFOLIO                        SECURITIES PORTFOLIO
                                    --------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                     APRIL 30, 1998       YEAR ENDED        APRIL 30, 1998       YEAR ENDED
                                      (UNAUDITED)      OCTOBER 31, 1997      (UNAUDITED)      OCTOBER 31, 1997
--------------------------------------------------------------------------------------------------------------
Sale of shares.....................    276,316,042        486,765,190          1,286,550          1,867,392
Shares issued to stockholders in
  reinvestment of dividends........      1,199,813          2,693,813            196,184            478,395
Shares repurchased.................   (274,404,891)      (510,838,655)        (1,502,224)        (8,454,686)
                                      ------------       ------------         ----------         ----------
Net increase (decrease)............      3,110,964        (21,379,652)           (19,490)        (6,108,899)
Shares outstanding:
  Beginning of period..............     48,104,070         69,483,722         10,649,254         16,758,153
                                      ------------       ------------         ----------         ----------
  End of period....................     51,215,034         48,104,070         10,629,764         10,649,254
                                      ============       ============         ==========         ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

                                         ADJUSTABLE RATE MORTGAGE                 INTERMEDIATE MORTGAGE
                                              (ARM) PORTFOLIO                     SECURITIES PORTFOLIO
                                    --------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                     APRIL 30, 1998       YEAR ENDED        APRIL 30, 1998       YEAR ENDED
                                      (UNAUDITED)      OCTOBER 31, 1997      (UNAUDITED)      OCTOBER 31, 1997
--------------------------------------------------------------------------------------------------------------
Sale of shares.....................    33,267,664         37,029,209          1,510,858             374,952
Shares issued to stockholders in
  reinvestment of dividends........     1,357,699          2,288,259            142,481             255,226
Shares repurchased.................   (20,931,870)       (44,121,340)           (56,019)         (2,216,650)
                                      -----------        -----------          ---------          ----------
Net increase (decrease)............    13,693,493         (4,803,872)         1,597,320          (1,586,472)
Shares outstanding:
  Beginning of period..............    75,207,300         80,011,172          8,105,224           9,691,696
                                      -----------        -----------          ---------          ----------
  End of period....................    88,900,793         75,207,300          9,702,544           8,105,224
                                      ===========        ===========          =========          ==========

================================================================================

                                                                    U.S. GOVERNMENT MORTGAGE
                                                                      SECURITIES PORTFOLIO
                                                              ------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 1998        YEAR ENDED
                                                                (UNAUDITED)       OCTOBER 31, 1997
--------------------------------------------------------------------------------------------------
Sale of shares..............................................     1,966,579              94,340
Shares issued to stockholders in reinvestment of
  dividends.................................................       100,337             167,732
Shares repurchased..........................................      (241,815)           (690,534)
                                                                 ---------           ---------
Net increase (decrease).....................................     1,825,101            (428,462)
Shares outstanding:
  Beginning of period.......................................     5,020,851           5,449,313
                                                                 ---------           ---------
  End of period.............................................     6,845,952           5,020,851
                                                                 =========           =========
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
D. At April 30, 1998, NET ASSETS consisted of the following:

--------------------------------------------------------------------------------------------------------
                                          SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                          GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                          MONEY MARKET    SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                           PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------
Capital paid-in.........  $51,215,034    $121,788,535    $904,243,421     $106,489,285     $74,500,027
Accumulated net realized
  gains (losses)........        3,155     (11,526,091)    (26,222,377)     (14,788,531)     (3,981,938)
Undistributed net
  investment income.....          -0-             -0-         178,733              -0-             -0-
Accumulated
  distributions in
  excess of net
  investment income.....          -0-             -0-             -0-         (278,437)       (123,034)
Net unrealized
  appreciation of
  investments...........          -0-       1,540,863       7,420,501        1,645,018       2,490,946
                          -----------    ------------    ------------     ------------     -----------
                          $51,218,189    $111,803,307    $885,620,278     $ 93,067,335     $72,886,001
                          ===========    ============    ============     ============     ===========
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

E. For tax purposes at October 31, 1997, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $11,638,854, of which $4,590,496 expires in 1998, $4,615,249 expires in 2002, $466,298 expires in 2003, and
$1,966,811 expires in 2004. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $22,609,346, of which $236,741 expires in 2000, $5,932,937 expires in 2001, $10,944,856 expires in 2002, $4,674,894 expires in
2003, and $819,918 expires in 2004.

The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $15,188,284, of which $1,415,174 expires in 1998, $9,526,290 expires in 2002,
$1,932,691 expires in 2003, and $2,314,129 expires in 2004. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $4,221,956, of which $3,336,057 expires in 2002, $731,254 expires in 2003, $29,820 expires in
2004, and $124,825 expires in 2005. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------
F. For the six months ended April 30, 1998, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                                                                            U.S.
                                            SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                            GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                            SECURITIES        (ARM)        SECURITIES    SECURITIES
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------
Purchases:
  U.S. Government obligations.............  $30,750,289   $245,626,264    $45,826,085    $42,437,738
  Other securities........................          -0-     71,272,885      3,817,812            -0-
                                            -----------   ------------    -----------    -----------
     Total purchases......................  $30,750,289   $316,899,149    $49,643,897    $42,437,738
                                            ===========   ============    ===========    ===========
Sales and maturities:
  U.S. Government obligations.............  $35,130,313   $113,962,570    $33,496,250    $27,510,547
  Other securities........................          -0-      4,510,047            -0-            -0-
                                            -----------   ------------    -----------    -----------
     Total sales and maturities...........  $35,130,313   $118,472,617    $33,496,250    $27,510,547
                                            ===========   ============    ===========    ===========
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

G. A Special Meeting of the Stockholders of the Fund was held on October 31, 1997, at which the stockholders voted on three proposals. The proposals and the results of voting are set forth below.

  The first proposal concerned the election of six directors to the Board of Directors. The results of voting were as follows:

                                                        FOR         AGAINST     ABSTAINING
                                                     ----------    ---------    ----------
Richard M. Amis..................................    99,133,398    5,621,821      82,337
Arthur G. De Russo...............................    97,519,024    7,236,195      82,337
David F. Holland.................................    99,133,398    5,621,821      82,337
Leon T. Kendall..................................    99,133,398    5,621,821      82,337
Gerald J. Levy...................................    99,133,398    5,621,821      82,337
Rodger D. Shay...................................    99,133,398    5,621,821      82,337

  Mr. Kendall resigned from the Board of Directors in December 1997.

  The second proposal concerned the approval of a new investment advisory agreement between the Fund and SAMI. The results of voting for the proposal were 101,479,344 for, 1,297,616 against, and 2,060,596 abstaining.

  The third proposal concerned the ratification of the selection of Coopers & Lybrand L.L.P. as independent accountants of the Fund for the fiscal year ending October 31, 1997. The results of voting for the proposal were 103,667,600 for, 655,670 against, and 514,286 abstaining.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund, Inc., including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
111 East Wacker Drive/Chicago, IL 60601
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

315 Post Road West/Westport, CT 06880
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

                                     NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
111 East Wacker Drive
Chicago, IL 60601

INVESTMENT ADVISER
Shay Assets Management, Inc.
111 East Wacker Drive
Chicago, IL 60601

ADMINISTRATOR, TRANSFER AGENT
    AND SHAREHOLDER SERVICE AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
PNC Bank
17th & Chestnut Streets
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103
DIRECTORS AND OFFICERS
Richard M. Amis
Director

Arthur G. De Russo
Director

David F. Holland
Director

Gerald J. Levy
Director and Vice Chairman

Rodger D. Shay
Director and Chairman

Edward E. Sammons, Jr.
President and Treasurer

Robert T. Podraza
Vice President and
Assistant Treasurer

Daniel K. Ellenwood
Secretary

Doris J. Pavel
Assistant Secretary